Fair Value Quantitative And Qualitative Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Fair Value Measurement of Asset and Liability

The following tables show the hierarchy in the Bank’s financial asset and liability at fair value measurement, as of December 31, 2024 and 2023:
Categories of financial assets and liabilities as of December 31, 2024

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	416,058,887
Financial institutions	2,219,786,919
Other	54,792,752
Debt securities at fair value through profit or loss			842,993,411	802,765,675	36,844,120	3,383,616
Derivative financial instruments			19,283,771	33,492	19,250,279
Other financial assets	501,979,459		46,163,784	45,978,629		185,155
Loans and other financing
To the non-financial government sector	69,917,894
Other financial institutions	63,132,416
To the non-financial private sector and foreign residents
Overdrafts	541,134,853
Documents	1,021,239,445
Mortgage loans	504,071,972
Pledge loans	122,617,082
Personal loans	1,153,204,936
Credit cards	1,378,563,049
Financial leases	16,448,771
Other (1)	931,330,407
Other debt securities	2,687,165,137	438,703,737		438,703,737
Financial assets delivered as guarantee	246,153,453		942,189	942,189
Equity instruments at fair value through profit or loss			8,721,010	2,128,616		6,592,394

TOTAL FINANCIAL ASSETS	11,927,597,432	438,703,737	918,104,165	1,290,552,338	56,094,399	10,161,165

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	643,700,325
From the financial sector	12,022,826
From the non-financial private sector and foreign residents
Checking accounts	1,030,746,073
Savings accounts	3,958,813,403
Time deposits and investment accounts	2,049,617,546
Other	727,805,714
Liabilities at fair value through profit or loss			7,183,451	7,183,451
Derivative financial instruments			1,321,602	92,978	1,228,624
Repo transactions
Other financial institutions	18,956,694
Other financial liabilities	1,031,875,594
Financing received from Central Bank and other financial institutions	43,472,692
Issued corporate bonds	14,789,758
Subordinated corporate bonds	417,675,451

TOTAL FINANCIAL LIABILITIES	9,949,476,076		8,505,053	7,276,429	1,228,624

Categories of financial assets and liabilities as of December 31, 2023

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	865,299,956
Financial institutions	1,754,503,315
Other	122,030
Debt securities at fair value through profit or loss			3,815,466,650	3,770,471,313	44,980,059	15,278
Derivative financial instruments			28,621,262	1,429	28,619,833
Repo transactions
BCRA	1,340,514,525
Other financial assets	381,065,428		57,469,988	57,331,923		138,065
Loans and other financing
To the non-financial government sector	10,269,100
Other financial institutions	21,700,303
To the non-financial private sector and foreign residents
Overdrafts	626,939,697
Documents	736,778,932
Mortgage loans	359,589,458
Pledge loans	61,251,124
Personal loans	518,869,616
Credit cards	1,055,651,798
Financial leases	20,662,718
Other (1)	581,327,091
Other debt securities	303,225,254	635,193,334		629,197,692	5,995,642
Financial assets delivered as guarantee	234,449,160		54,939,285	54,939,285
Equity instruments at fair value through profit or loss			6,998,576	2,473,814		4,524,762

TOTAL FINANCIAL ASSETS	8,872,219,505	635,193,334	3,963,495,761	4,514,415,456	79,595,534	4,678,105

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	407,437,205
From the financial sector	43,956,526
From the non-financial private sector and foreign residents
Checking accounts	1,109,772,817
Savings accounts	3,114,083,306
Time deposits and Investment accounts	2,282,679,207
Other	381,229,139
Liabilities at fair value through profit or loss			30,106,856	30,106,856
Derivative financial instruments			6,179,869	87,955	6,091,914
Repo transactions
Other financial institutions	51,395,109
Other financial liabilities	815,507,243
Financing received from Central Bank and other financial institutions	43,115,043
Issued corporate bonds	128,184,411
Subordinated corporate bonds	714,760,748

TOTAL FINANCIAL LIABILITIES	9,092,120,754		36,286,725	30,194,811	6,091,914

Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets recognized at fair value categorized as level 3:

Reconciliation	As of December 31, 2024
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	15,278	138,065	4,524,762
Profit and loss	518,980	(215,154)	5,406,986
Recognition and derecognition	3,212,353	451,596	8,248
Monetary effect	(362,995)	(189,352)	(3,347,602)

Amount at the end of the fiscal year	3,383,616	185,155	6,592,394

Reconciliation	As of December 31, 2023
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	6,997,410	335,099	4,645,092
Transfers from level 3 (1)			(306,237)
Profit and loss	5,078,117	81,143	4,900,032
Recognition and derecognition	(7,524,345)		54,619
Monetary effect	(4,535,904)	(278,177)	(4,768,744)

Amount at the end of the fiscal year	15,278	138,065	4,524,762

(1)	Transfer of equity instruments at fair value through profit or loss from level 3 to level 1 that were measured using quoted prices observable in active markets as of December 31, 2023.

Summary of Comparison between Fair Value and the Carrying Amount of Financial Instruments
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2024 and 2023:

Composition	12/31/2024
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	2,690,638,558	2,690,638,558			2,690,638,558
Other financial assets	501,979,459	501,979,459			501,979,459
Loans and other financing (1)	5,801,660,825			5,432,217,583	5,432,217,583
Other debt securities (1)	2,687,165,137	2,470,198,227	61,476,176		2,531,674,403
Financial assets delivered as guarantee	246,153,453	246,158,423			246,158,423

Total	11,927,597,432	5,908,974,667	61,476,176	5,432,217,583	11,402,668,426

Financial liabilities
Deposits	8,422,705,887	5,542,870,685		2,896,392,407	8,439,263,092
Repo transactions	18,956,694	18,956,694			18,956,694
Other financial liabilities	1,031,875,594	1,008,593,413	27,797,386		1,036,390,799
Financing received from the BCRA and other financial institutions	43,472,692	41,572,590	1,900,102		43,472,692
Issued corporate bonds	14,789,758		14,789,758		14,789,758
Subordinated corporate bonds	417,675,451		402,425,288		402,425,288

Total	9,949,476,076	6,611,993,382	446,912,534	2,896,392,407	9,955,298,323

(1)	The Bank’s Management has not identified additional impairment indicators of its financial assets as a result of the differences in the fair value thereof.

Composition	12/31/2023
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	2,619,925,301	2,619,925,297			2,619,925,297
Repo transactions	1,340,514,525	1,340,514,525			1,340,514,525
Other financial assets	381,065,428	381,065,428			381,065,428
Loans and other financing	3,993,039,837			3,510,864,322	3,510,864,322
Other debt securities	303,225,252	200,413,016	121,001,588		321,414,604
Financial assets delivered as guarantee	234,449,160	234,451,717			234,451,717

Total	8,872,219,503	4,776,369,983	121,001,588	3,510,864,322	8,408,235,893

F-5
6

Composition	12/31/2023
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial liabilities
Deposits	7,339,158,200	4,554,539,815		2,788,023,459	7,342,563,274
Repo transactions	51,395,109	51,395,109			51,395,109
Other financial liabilities	815,507,243	789,093,751	25,330,165		814,423,916
Financing received from the BCRA and other financial institutions	43,115,043	17,002,115	13,375,602		30,377,717
Issued corporate bonds	128,184,411		129,896,019		129,896,019
Subordinated corporate bonds	714,760,748		605,112,609		605,112,609

Total	9,092,120,754	5,412,030,790	773,714,395	2,788,023,459	8,973,768,644